Consolidated Statement of Cash Flows - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flow from operating activities
Net result	€ (16,078)	€ (14,244)
Adjustments for:
Depreciation	522	521
Share-based compensation	2,870	2,288
Financial income and expenses	(536)	(494)
Results related to associates	134
Net foreign exchange gain / (loss)	256	12
Changes in working capital	(2,200)	(474)
Cash used in operations	(15,032)	(12,391)
Interest received	29	54
Interest paid	(4)	(27)
Net cash used in operating activities	(15,007)	(12,364)
Cash flow from investing activities
Purchases of property, plant and equipment	(198)	(223)
Net cash used in investing activities	(198)	(223)
Cash flow from financing activities
Proceeds from exercise of share options	469	71
Proceeds from borrowings	290
Proceeds from convertible loans		690
Repayment of lease liability	(202)	(284)
Net cash (used in)/generated by financing activities	557	477
Net increase/(decrease) in cash and cash equivalents	(14,648)	(12,110)
Currency effect cash and cash equivalents	761	610
Cash and cash equivalents, at beginning of the period	111,950	105,580
Cash and cash equivalents at the end of the period	€ 98,063	€ 94,080